OPERATING SEGMENTS - Geographical Information (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Property, plant and equipment	€ 240,018	€ 112,719	€ 34,947
Intangible assets and goodwill	366,446	171,726	€ 84,250
Automotive
Disclosure of geographical areas [line items]
Property, plant and equipment	240,018	112,719
Intangible assets and goodwill	366,446	171,726
UK | Automotive
Disclosure of geographical areas [line items]
Property, plant and equipment	178,587	78,343
Intangible assets and goodwill	366,401	170,110
US | Automotive
Disclosure of geographical areas [line items]
Property, plant and equipment	42,258	25,054
Spain | Automotive
Disclosure of geographical areas [line items]
Property, plant and equipment	11,005	0
Russia | Automotive
Disclosure of geographical areas [line items]
Property, plant and equipment	5,375	2,820
Others | Automotive
Disclosure of geographical areas [line items]
Property, plant and equipment	2,793	6,502
Intangible assets and goodwill	€ 45	€ 1,616